OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows      1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2410141

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Advantage Municipal Income Trust II

Effective December 3, 2012, Invesco Van Kampen Advantage

Municipal Income Trust II was renamed Invesco Advantage

Municipal Income Trust II.

Quarterly Schedule of Portfolio Holdings

November 30, 2012

invesco.com/us	VK-CE-AMINC2-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–163.64%

Alabama–2.21%

Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	$2,500	$2,889,050
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	2,375	2,683,845
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,800	2,077,542
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,908,170
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	0
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (c)	4.13%	05/15/35	1,000	1,014,850
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	2,200	2,574,748
				13,148,205

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,465	4,152,213

Arizona–4.35%

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (b)	5.00%	07/01/25	1,875	2,244,019
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,810	3,327,630
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,935	2,009,497
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	545,595
Series 2010, RB	5.13%	05/15/40	1,250	1,362,175
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)(e)	5.00%	07/01/14	2,425	2,565,577
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)(e)	5.50%	06/01/14	675	715,001
Series 2009 E, PCR (d)(e)	5.75%	06/01/16	800	901,784
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	690	757,227
Series 2009, Education RB	7.13%	01/01/45	660	727,155
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,340	2,610,644
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	2,500	2,635,200
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,305	2,764,387
South Campus Group Housing LLC (Arizona State University South Campus); Series 2003, Student Housing RB (INS-NATL) (a)	5.63%	09/01/35	2,685	2,721,758
				25,887,649

Arkansas–0.32%

Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	06/01/16	1,930	1,888,196

California–21.75%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/19	6,000	4,967,880
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/21	7,195	5,316,026
Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,499,589
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,095	2,105,265

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	$2,715	$3,139,355
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	4,000	4,625,200
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	900	521,334
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (b)	5.00%	12/01/24	850	1,033,753
Series 2008 AE, Water System RB (b)	5.00%	12/01/25	1,075	1,304,179
Series 2008 AE, Water System RB (b)	5.00%	12/01/26	1,075	1,300,976
Series 2008 AE, Water System RB (b)	5.00%	12/01/27	650	772,564
Series 2008 AE, Water System RB (b)	5.00%	12/01/28	1,075	1,275,197
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,329,086
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	2,895	3,028,459
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	4,100	4,305,615
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric); Series 1996 F, Ref. VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.14%	11/01/26	4,400	4,400,000
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (c)(d)	5.13%	11/01/23	3,000	3,282,060
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (a)	5.00%	12/01/19	4,000	4,586,720
California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	3,750	3,948,675
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,145	1,280,912
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,746,192
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,588,288
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,100	2,620,590
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,385	1,613,414
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,220	2,730,711
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,060	2,399,612
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,060	2,482,362
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	425	439,140
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	4,065	4,862,228
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	1,775	1,800,649
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/18	5,000	3,760,350
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/37	1,200	1,434,516
Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	3,000	3,576,690
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (j)	5.50%	03/01/18	145	150,469
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (c)	5.00%	05/01/26	5,000	5,921,050
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,225	1,412,829
Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	1,825	2,191,004
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (a)(f)	0.00%	06/01/21	9,000	6,311,070
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.17%	12/01/36	1,500	1,500,000
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,812,736
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	8,490	10,065,744
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	850	1,004,904
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	1,700	1,996,174

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	$3,690	$4,392,502
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	4,000	4,847,640
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,681,749
				129,365,458

Colorado–3.01%

Colorado (State of) Educational & Cultural Facilities Authority (Pinnacle Charter School, Inc.); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	06/01/23	1,945	1,968,690
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	5,425	5,917,048
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,020	2,113,990
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,005	1,003,583
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,445,052
Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,882,725
Denver (City & County of);
Series 1991 D, Airport System RB (c)	7.75%	11/15/13	265	282,848
Series 2012 B, Airport System RB	5.00%	11/15/37	1,400	1,638,826
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,600	1,642,320
				17,895,082

Connecticut–0.40%

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	1,685	1,858,353
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	500	500,885
				2,359,238

District of Columbia–2.28%

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,650	3,160,098
Series 2009, Hospital RB	6.50%	10/01/29	800	969,104
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	5,500	6,404,530
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	850	1,011,177
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,725	2,043,642
				13,588,551

Florida–10.88%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,005,940
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,460	2,961,126
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,817,267
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	365	384,579
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,305	1,519,816
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,325	1,543,108
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	1,440	1,682,640
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,890,425
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	1,800	2,139,426
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	1,075	1,185,886
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	2,425	2,697,158
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (d)(e)	5.15%	09/01/13	900	928,953
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,300	1,562,327

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	$3,300	$3,852,057
Miami-Dade (County of) (Miami International Airport); Series 2002, Aviation RB (INS-AGC) (a)(c)	5.38%	10/01/32	11,500	11,520,355
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,120,000
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	853,558
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	870	1,014,403
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,375	1,585,526
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	580	591,327
Ocoee (City of); Series 2003, Water & Sewer System Ref. & Improvement RB (INS-AMBAC) (a)	5.13%	10/01/33	5,000	5,069,250
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	925	954,110
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,250	1,325,600
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,900	3,635,411
Series 2011, Ref. RB (b)	5.00%	10/01/31	2,805	3,349,198
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)(e)	5.35%	05/01/18	3,500	4,180,890
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	490	220,789
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (j)	5.25%	10/01/27	500	540,210
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	990	769,458
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	817,947
				64,718,740

Georgia–4.14%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	695	893,944
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	380	488,775
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	274,628
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,215,360
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,692,846
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,812,935
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,675,134
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (g)	5.70%	01/01/19	4,865	6,010,902
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/29	4,000	4,814,600
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,700	1,739,797
Richmond (County of) Development Authority (ASU Jaguar Student Housing LLC); Series 2004 A, Student Housing Facilities RB (e)(g)	5.25%	02/01/14	1,000	1,021,390
				24,640,311

Hawaii–2.41%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1997 A, Special Purpose RB (INS-NATL) (a)(c)	5.65%	10/01/27	10,430	10,557,142
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,552,422
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,215,960
				14,325,524

Idaho–0.80%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	850	1,024,709
Series 2008 A, RB	6.75%	11/01/37	1,100	1,325,808
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	850	885,080
Regents of the University of Idaho; Series 2011, Ref. General RB (d)(e)	5.25%	04/01/21	1,250	1,501,962
				4,737,559

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–20.89%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	$1,450	$1,419,347
Bolingbrook (Village of);
Series 1999 B, Unlimted Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/32	1,365	476,016
Series 1999 C, Ref. Unlimted Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/29	1,710	865,944
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	800	878,464
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	2,695	3,014,654
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	4,505	5,039,338
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	6,350	7,088,886
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/25	10,650	11,889,234
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	1,290	1,432,648
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,400	5,018,112
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,425	4,997,728
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,850	4,348,382
Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,350	1,514,646
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	1,133,350
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	4,185	4,935,747
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	2,700	3,097,656
Series 2011, COP	7.13%	05/01/21	1,120	1,239,661
Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	2,785	3,317,882
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,800	3,246,040
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	1,600	1,930,928
Cook County School District No. 100 (Berwyn South); Series 2004 D, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	12/01/23	3,345	3,661,036
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	950	963,138
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,166,220
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,285,452
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (g)	7.38%	07/01/25	605	600,305
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (g)	6.75%	04/15/17	1,485	1,692,707
Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	825	940,393
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,494,428
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	2,000	2,322,900
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	2,400	2,860,368
Series 2009 A, RB (b)	5.75%	08/15/30	1,700	2,029,358
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,900	1,901,653
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	2,000	2,210,740
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,663,970
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,059,520
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,791,352
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,000	3,336,150
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,855	1,903,119
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,625	1,883,424
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 1993, RB (INS-NATL) (a)	6.25%	08/15/13	615	628,536
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	2,595	3,027,820
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,421,241

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (a)	5.40%	09/01/16	$1,295	$1,393,692
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	3,425	3,965,499
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (c)	7.60%	04/01/27	60	60,867
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	4,434,100
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (a)	8.00%	06/01/17	5,000	6,115,500
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	555	585,059
				124,283,210

Indiana–2.86%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	5,122,422
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	3,019,506
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,946,448
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	665,943
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	1,063,770
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (a)	7.00%	08/15/15	1,460	1,585,516
Southwest Parke Community School Building Corp.; Series 2004, First Mortgage RB (e)(g)	5.25%	07/15/14	2,850	3,078,114
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)	5.75%	09/01/42	500	522,955
				17,004,674

Iowa–0.52%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,500	1,577,115
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,499,694
				3,076,809

Kansas–0.56%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	2,800	3,339,392

Kentucky–2.39%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,700	1,932,288
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,636,403
Series 2010 A, Hospital RB	6.50%	03/01/45	1,700	2,069,665
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,810	2,164,977
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	2,035	2,425,089
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,425,941
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	569,955
				14,224,318

Louisiana–3.52%

Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/21	5,000	5,374,850
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Southeastern Student Housing); Series 2004 A, RB (INS-NATL) (a)	5.25%	08/01/24	5,970	6,201,517
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,361,238
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,250	2,859,682

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	$2,100	$2,119,530
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,775	2,994,946
				20,911,763

Maryland–1.53%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	813,097
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	1,013,818
Maryland Economic Development Corp. (Aviation Administration Facilities); Series 2003, Lease RB (c)(e)(g)	5.38%	06/01/13	5,000	5,127,500
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,253,227
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	889,429
				9,097,071

Massachusetts–2.32%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,161,207
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	317	241,947
Series 2011 A-2, RB	5.50%	11/15/46	17	10,791
Series 2011 B, RB (f)	0.00%	11/15/56	84	446
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	720	360,000
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	1,158,966
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	1,575	1,824,118
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	6,590	7,219,345
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (b)	5.00%	08/01/30	1,500	1,850,460
				13,827,280

Michigan–1.74%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,450	3,109,638
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)(e)	5.25%	01/15/14	1,000	1,049,970
Series 2008 A, RB (d)(e)	5.50%	01/15/15	500	549,110
Oakland University; Series 2012, General RB	5.00%	03/01/32	1,145	1,333,307
Taylor (City of) Building Authority; Series 2000, RB (INS-AMBAC) (a)	6.00%	03/01/13	1,175	1,184,318
Troy (City of) Downtown Development Authority; Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.50%	11/01/15	3,090	3,118,211
				10,344,554

Minnesota–0.86%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,050	2,507,642
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,350	1,651,037
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	900	954,486
				5,113,165

Mississippi–0.32%

Mississippi (State of) Development Bank (Limited Obligation Hospital Improvement); Series 2002, Special Obligation RB (e)(g)	5.25%	07/01/13	1,845	1,898,376

Missouri–3.17%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	325	325,543

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	$1,700	$1,755,624
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	636,900
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	800	979,272
Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	2,034,461
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	630	661,248
Missouri (State of) Development Finance Board (Crackerneck Creek); Series 2005 C, Infrastructure Facilities Tax Allocation RB	5.00%	03/01/26	2,500	2,601,025
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,100	1,201,541
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2012, RB	4.00%	11/15/42	1,225	1,274,539
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/27	4,625	4,872,530
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	714,203
St. Louis (County of); Series 1993 H, Ctfs. of Receipt (c)(g)	5.40%	07/01/18	1,500	1,830,765
				18,887,651

Nebraska–0.93%

Omaha (City of) Public Power District; Series 2006 A, Electric System RB (e)(g)	5.00%	02/01/14	5,235	5,522,192

Nevada–1.86%

Clark (County of) (Alexander Dawson School); Series 2003, Economic Development RB	5.38%	05/15/33	2,000	2,036,460
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(c)	5.25%	07/01/34	7,000	7,181,720
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,862,683
				11,080,863

New Hampshire–0.37%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(c)	6.30%	05/01/22	750	752,378
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,400	1,441,146
				2,193,524

New Jersey–2.89%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	2,049,390
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (a)(b)	5.25%	07/01/26	6,625	9,014,770
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (g)	6.75%	07/01/19	2,500	3,111,375
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 X, Single Family Housing RB (c)	5.10%	10/01/23	2,800	3,016,580
				17,192,115

New Mexico–1.00%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,565,358
Jicarilla Apache Nation; Series 2003 A, RB (j)	5.00%	09/01/18	1,500	1,554,435
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,500	1,825,335
				5,945,128

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–9.69%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	$1,480	$1,739,725
Series 2009, PILOT RB	6.38%	07/15/43	620	732,803
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/29	2,000	2,431,120
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,250	2,691,697
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	5,000	5,480,150
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	3,000	3,652,650
New York (City of) Transitional Finance Authority; Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	7,900	9,442,080
New York (City of);
Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.16%	08/01/20	2,500	2,500,000
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	5,440	6,420,669
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	2,505	3,043,400
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (c)	5.13%	10/01/37	900	944,568
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,000	2,438,200
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,250	2,733,885
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	4,140	4,992,136
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,000	2,317,780
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	6,101,400
				57,662,263

North Carolina–0.14%

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	805,963

North Dakota–0.19%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,121,450

Ohio–8.50%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,670	3,058,592
Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,600	1,833,840
Dayton (City of) (James M. Cox Dayton); Series 2003 C, Ref. Airport RB (INS-Radian) (a)(c)	5.25%	12/01/27	1,000	1,019,580
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	2,685	3,057,678
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	2,750	3,125,485
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	875	1,058,881
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,600	4,078,944
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,325	3,768,655
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,350	3,797,192
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,762,930
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (e)(g)	6.00%	11/15/14	1,740	1,881,427
Series 2009 A, RB (e)(g)	6.25%	11/15/14	1,100	1,197,955
Series 2011 B, VRD RB (h)	0.18%	11/15/45	5,700	5,700,000
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(c)	4.80%	09/01/36	5,000	5,279,650
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,271,548
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,720	2,003,370

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (e)(g)	6.75%	01/15/15	$2,250	$2,549,587
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	880	909,797
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)	5.88%	06/01/16	1,050	1,187,435
				50,542,546

Pennsylvania–1.32%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,268,674
Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD RB (h)	0.13%	08/01/28	2,500	2,500,000
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	2,500	2,529,850
Subseries 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	1,550	1,545,753
				7,844,277

Puerto Rico–2.85%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,990	2,010,298
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,100	1,199,099
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	2,300	2,459,275
Series 2010 XX, RB	5.25%	07/01/40	2,300	2,382,064
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,750	1,900,307
First Subseries 2010 A, RB	5.50%	08/01/42	2,500	2,712,950
First Subseries 2010 C, RB	5.25%	08/01/41	4,000	4,303,960
				16,967,953

South Carolina–4.96%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB	5.25%	12/01/25	3,125	3,491,188
Series 2005, Installment Purchase RB	5.25%	12/01/26	9,375	10,475,344
Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (a)	5.25%	04/01/21	170	172,307
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,124,520
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	6,500	6,523,075
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	2,200	2,285,470
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/47	535	384,645
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	229	1,150
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	1,108,943
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	3,300	3,925,779
				29,492,421

Tennessee–3.09%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC);
Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	2,130	2,202,633
Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,670,982
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (a)(f)	0.00%	07/01/26	12,525	6,855,934
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	3,198,214

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	$3,100	$3,482,168
				18,409,931

Texas–20.17%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	1,750	1,888,250
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,600	1,926,416
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,400	1,652,210
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,600	1,919,888
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	620	630,422
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	1,800	2,168,676
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	2,585	2,970,553
Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	3,480,840
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	5,850	6,602,369
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/41	2,000	2,365,040
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/25	4,350	5,273,679
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	925	1,174,704
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,252,845
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	9,425	10,942,331
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	3,150	3,822,179
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (e)	0.91%	06/01/17	2,500	2,500,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,700	4,165,645
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,734,150
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,750	2,011,957
Series 2012 A, Ref. RB	5.00%	05/15/33	1,735	2,049,430
Series 2012 A, Ref. RB	5.00%	05/15/39	2,270	2,644,482
Series 2012 B, Ref. RB	5.00%	05/15/37	1,000	1,164,970
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (a)(c)	5.13%	11/01/28	5,000	6,150,800
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,000	1,037,170
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,182,690
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,201,890
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,502,362
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,633,952
Series 2008 L-2, Ref. First Tier System RB (d)(e)(g)	6.00%	01/01/13	1,750	1,758,732
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	3,180	3,899,030
Stafford Economic Development Corp.;
Series 2000, Sales Tax RB (INS-NATL) (a)	5.50%	09/01/30	3,960	4,374,731
Series 2000, Sales Tax RB (INS-NATL) (a)	6.00%	09/01/19	1,990	2,242,173
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,059,360
Series 2007, Retirement Facility RB	5.75%	11/15/37	585	613,454
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,346,570

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	$500	$509,735
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,600	4,390,632
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	6,450	7,583,459
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	750	851,468
Texas Municipal Gas Acquisition & Supply Corp.;
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,236,860
Series 2012, Gas Supply RB	5.00%	12/15/30	1,000	1,115,750
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	2,070,819
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	800	863,664
				119,966,337

Utah–1.68%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (f)(g)	0.00%	07/01/17	4,950	4,417,528
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	909,388
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	4,000	4,657,680
				9,984,596

Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,975	2,218,853

Virginia–1.06%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (a)	5.00%	07/15/17	1,465	1,633,138
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	1,360	1,468,365
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	1,525	1,723,753
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,394	1,507,737
				6,332,993

Washington–3.52%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/25	1,675	2,066,916
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,500	1,499,175
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	2,265	2,756,233
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,118,620
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/33	2,700	3,275,181
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/41	645	761,061
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	2,550	2,888,334
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (e)(g)	6.25%	05/15/21	1,125	1,573,943
Washington (State of) Housing Finance Commission (Local 82-J.A.T.C. Educational Development Trust); Series 2000, Non-profit VRD RB (h)	0.16%	11/01/25	1,135	1,135,000
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (j)	6.00%	01/01/27	1,720	1,866,940
				20,941,403

West Virginia–1.30%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	2,500	2,671,325

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	$1,100	$1,187,296
Series 2008, RB	6.25%	10/01/23	1,270	1,368,019
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,160	1,315,881
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,199,456
				7,741,977

Wisconsin–3.06%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	500	554,165
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	460	494,974
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)(e)	5.13%	08/15/16	1,100	1,226,544
Wisconsin (State of) Health & Educational Facilities Authority (Fort Healthcare, Inc.); Series 2007 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.19%	05/01/37	2,200	2,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/24	4,565	5,293,756
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,400	1,598,142
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,606,915
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(c)	5.30%	09/01/23	3,100	3,398,840
Series 2008 A, Home Ownership RB (b)(c)	5.50%	09/01/28	385	416,759
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,385,021
				18,175,116

Wyoming–0.76%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	2,790	2,977,795
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,565,757
				4,543,552
TOTAL INVESTMENTS(l)–163.64% (Cost $874,613,656)				973,400,442
FLOATING RATE NOTE OBLIGATIONS–(24.20)%
Notes with interest rates ranging from 0.15% to 0.32% at 11/30/12, and contractual maturities of collateral ranging from 09/01/23 to 12/15/41 (See Note 1D)(m)				(143,935,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.83)%				(231,000,000)
OTHER ASSETS LESS LIABILITIES–(0.61)%				(3,606,428)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$594,859,014

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security subject to the alternative minimum tax.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $4,635,009, which represented 0.78% of the Trust’s Net Assets.

(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2012 represented 0.04% of the Trust’s Net Assets.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.3%
Assured Guaranty Corp.	8.4
National Public Finance Guarantee Corp.	6.5
American Municipal Bond Assurance Corp.	5.4

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $273,263,819 are held by Dealer Trusts and serve as collateral for the $143,935,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                        Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such

                        Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                        Invesco Advantage Municipal Income Trust II

NOTE 2 -- Additional Valuation Information

  Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$973,400,442	$--	$973,400,442

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $108,497,188 and $103,120,124, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$98,791,833
Aggregate unrealized (depreciation) of investment securities	(1,411,242)
Net unrealized appreciation of investment securities	$97,380,591
Cost of investments for tax purposes is $876,019,851.

                        Invesco Advantage Municipal Income Trust II

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286887

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.